As filed with the Securities and Exchange Commission on November 21, 2012

Securities Act File No. 333-132400 and

Investment Company Act File No. 811-21866

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 40	☒

PYXIS FUNDS I

(Exact Name of Registrant as Specified in Charter)

c/o Pyxis Capital, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Mr. Ethan Powell

c/o Pyxis Capital, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Copies to:

Mr. Brian Mitts c/o Pyxis Capital, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Gregory D. Sheehan, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

It is proposed that this filing be effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Pyxis Funds I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 37 under the Securities Act and Amendment No. 40 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on the 21st day of November, 2012.

PYXIS FUNDS I

By	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 37 to the Registration Statement has been signed on November 21, 2012 by the following persons in the capacities indicated:

Signature	Title

/s/ Ethan Powell Ethan Powell	Trustee, Executive Vice President and Secretary

/s/ Timothy K. Hui* Timothy K. Hui	Trustee

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee

/s/ James F. Leary* James F. Leary	Trustee

/s/ Bryan A. Ward* Bryan A. Ward	Trustee

/s/ Brian Mitts Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)

*By:	/s/ Ethan Powell
Ethan Powell, Attorney-in-Fact
November 21, 2012

SCHEDULE OF EXHIBITS TO FORM N-1A

Pyxis Funds I

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase